Condensed Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities:
Net income (loss)	$ (47,711)	$ (41,683)
Depreciation of property and equipment and intangible assets	7,213	1,584
Loss (gain) on disposal of property, equipment and inventory	3	85
Grants recognized in other income and income from operations	(337)	(334)
Remeasurement of acquisition liabilities including related parties	30,246	33,614
Interest expenses on debt related to the royalty agreement incl. related parties	1,179	0
Calculated Interest on amortized method	0	761
Stock compensation expense	1,107	961
Income tax	(2,807)	(5,229)
Increase (decrease) in cash from:
Accounts receivable	2,520	381
Inventory	(1,816)	(351)
Prepaid expenses and other current assets	(750)	513
Research and development tax credit receivable	5,132	(2,636)
Accounts payable	210	(347)
Deferred revenue	(397)	(641)
Accrued expenses	(1,847)	(420)
Other current liabilities	4	175
Other long-term assets and liabilities	248	105
Net cash provided by (used in) operating activities	(7,803)	(13,462)
Cash flows from investing activities:
Purchases of property and equipment	(715)	(515)
Proceeds from disposal of property and equipment	3	7
Purchase of marketable securities	(27,752)	0
Proceeds from sales of marketable securities	4,334	5,018
Net cash provided by (used in) investing activities	(24,130)	4,510
Cash flows from financing activities:
Proceeds from loan or conditional grants	0	14,408
Reimbursment of loan	(34,424)	(23)
Reimbursment of conditional grants	(151)
Earnout payments for acquisition including related parties	(611)	(75)
Principal payments on capital lease obligations	(47)	(38)
Cash proceeds from issuance of ordinary shares and warrants	116,152	297
Net cash provided by (used in) financing activities	80,919	14,569
Effect of exchange rate changes on cash and cash equivalents	(1,518)	(23)
Net increase (decrease) in cash and cash equivalents	47,468	5,594
Cash and cash equivalents, beginning of period	6,636	2,742
Cash and cash equivalents, end of period	54,104	8,336
Supplemental disclosures of cash flow information:
Income tax paid	281	40
Interest paid	$ 5,358	$ 331